BLUE CREATION BLUE CREATION	12 Months Ended
Dec. 31, 2016
Blue Creation [Member]
Business Acquisition [Line Items]
ACQUISITION OF BLUE CREATION
(a)     Acquisition of Blue Creation

On November 2, 2016, we completed the acquisition of all of the outstanding shares of the parent company and sole owner of Blue Creation for total cash consideration of $6.4 million ($2.9 million, net of cash acquired), plus a maximum contingent consideration of $0.5 million under a performance-based earn-out formula. Based in the United Kingdom, Blue Creation specializes in Bluetooth, Bluetooth Low Energy, Wi-Fi and other embedded wireless technologies.

We accounted for the transaction using the acquisition method and accordingly, we have recorded the tangible and intangible assets acquired and liabilities assumed on the basis of our preliminary estimates of their respective fair values as at November 2, 2016.

In accordance with ASC 805, Business Combinations, the earn-out will be recognized as acquisition-related costs over the earn-out period.

The following table summarizes the preliminary values assigned to the assets acquired and liabilities assumed at the acquisition date:

$
Assets acquired
Cash	3,563
Accounts receivable	237
Other assets	111
Identifiable intangible assets	2,540
Goodwill	920
7,371
Liabilities assumed
Accounts payable and accrued liabilities	392
Deferred income taxes	534
Fair value of net assets acquired	6,445

The preliminary goodwill of $0.9 million resulting from the acquisition consists largely of the expectation that the acquisition will provide us expanded short-range wireless capabilities in Bluetooth and Wi-Fi and will strengthen our strategic position within our OEM Solutions segment. Goodwill is not deductible for tax purposes.

The following table provides the components of the identifiable intangible assets acquired:

	Estimated useful life	$
Customer relationships	3.5 years	2,090
Existing technology	4 years	450
		2,540

The amount of revenue and earnings of Blue Creation included in our consolidated statements of operations from the acquisition date, through the year ended December 31, 2016 was $0.2 million and $0.1 million, respectively.  There was also no significant impact on the Company’s revenues and net earnings on a pro forma basis for all periods presented.